Shareholder Report, Holdings (Details)	Aug. 31, 2026
Unlimited HFEQ Equity Long/Short ETF | Vanguard Morningstar Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Unlimited HFEQ Equity Long/Short ETF | E-Mini Nasdaq 100 Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Unlimited HFEQ Equity Long/Short ETF | Vanguard Morningstar Mid-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Unlimited HFEQ Equity Long/Short ETF | MSCI Emerging Markets Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Unlimited HFEQ Equity Long/Short ETF | State Street Materials Select Sector SPDR ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Unlimited HFEQ Equity Long/Short ETF | MSCI EAFE Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Unlimited HFEQ Equity Long/Short ETF | Euro STOXX 50 Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Unlimited HFEQ Equity Long/Short ETF | State Street Industrial Select Sector SPDR ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Unlimited HFEQ Equity Long/Short ETF | E-mini S&P 500 Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Unlimited HFEQ Equity Long/Short ETF | E-Mini Russell 2000 Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Unlimited HFEQ Equity Long/Short ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.00%
Unlimited HFEQ Equity Long/Short ETF | Future Contracts Sold [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Unlimited HFEQ Equity Long/Short ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Unlimited HFEQ Equity Long/Short ETF | Future Contracts Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Unlimited HFGM Global Macro ETF | MSCI Emerging Markets Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Unlimited HFGM Global Macro ETF | E-Mini Russell 2000 Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Unlimited HFGM Global Macro ETF | iBoxx iShares $ High Yield Corporate Bond Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Unlimited HFGM Global Macro ETF | Australian Dollar/U.S. Dollar Cross Currency Rate [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Unlimited HFGM Global Macro ETF | WTI Crude Oil [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Unlimited HFGM Global Macro ETF | Nikkei 225 Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Unlimited HFGM Global Macro ETF | Canadian Dollar/U.S. Dollar Cross Currency Rate [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
Unlimited HFGM Global Macro ETF | U.S. Treasury 5 Year Note [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.20%)
Unlimited HFGM Global Macro ETF | Japanese Yen/U.S. Dollar Cross Currency Rate [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.00%)
Unlimited HFGM Global Macro ETF | U.S. Treasury Long Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.80%)
Unlimited HFGM Global Macro ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Unlimited HFGM Global Macro ETF | Future Contracts Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Unlimited HFGM Global Macro ETF | Future Contracts Sold [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Unlimited HFGM Global Macro ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.40%
Unlimited HFMF Managed Futures ETF | Australian Dollar/U.S. Dollar Cross Currency Rate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Unlimited HFMF Managed Futures ETF | WTI Crude Oil [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Unlimited HFMF Managed Futures ETF | Nikkei 225 Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Unlimited HFMF Managed Futures ETF | Canadian Dollar/U.S. Dollar Cross Currency Rate [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
Unlimited HFMF Managed Futures ETF | Japanese Yen/U.S. Dollar Cross Currency Rate [Member]
Holdings [Line Items]
Percent of Net Asset Value	(17.20%)
Unlimited HFMF Managed Futures ETF | U.S. Treasury Long Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	(26.00%)
Unlimited HFMF Managed Futures ETF | Soybean [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Unlimited HFMF Managed Futures ETF | Cboe Volatility Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Unlimited HFMF Managed Futures ETF | Gold [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Unlimited HFMF Managed Futures ETF | Euro/U.S. Dollar Cross Currency Rate [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
Unlimited HFMF Managed Futures ETF | Future Contracts Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Unlimited HFMF Managed Futures ETF | Future Contracts Sold [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Unlimited HFMF Managed Futures ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Unlimited HFND Multi-Strategy Return Tracker ETF | Vanguard Morningstar Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Unlimited HFND Multi-Strategy Return Tracker ETF | Vanguard Morningstar Mid-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Unlimited HFND Multi-Strategy Return Tracker ETF | MSCI Emerging Markets Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Unlimited HFND Multi-Strategy Return Tracker ETF | E-mini S&P 500 Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Unlimited HFND Multi-Strategy Return Tracker ETF | iBoxx iShares $ High Yield Corporate Bond Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Unlimited HFND Multi-Strategy Return Tracker ETF | U.S. Treasury 5 Year Note [Member]
Holdings [Line Items]
Percent of Net Asset Value	(21.60%)
Unlimited HFND Multi-Strategy Return Tracker ETF | Cboe Volatility Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Unlimited HFND Multi-Strategy Return Tracker ETF | iShares J.P. Morgan EM High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Unlimited HFND Multi-Strategy Return Tracker ETF | iShares Agency Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Unlimited HFND Multi-Strategy Return Tracker ETF | Vanguard Morningstar Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Unlimited HFND Multi-Strategy Return Tracker ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.50%
Unlimited HFND Multi-Strategy Return Tracker ETF | Future Contracts Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Unlimited HFND Multi-Strategy Return Tracker ETF | Future Contracts Sold [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Unlimited HFND Multi-Strategy Return Tracker ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.50%